Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

23Share-based payments

The Group has established two employee option plans. The EMI Scheme was closed to employees during 2021, and the 2021 Incentive Plan was implemented in 2022. The total expense recognized by the company during the year in respect of these plans is shown below:

	2025	2024	2023
	£ 000	£ 000	£ 000
2021 Incentive Plan	9,599	7,142	8,084
Enterprise Management Incentive	68	344	732
	9,667	7,486	8,816

2021 Incentive Plan

The purpose of the 2021 Incentive Plan is to attract, retain and motivate selected employees, consultants and directors through the granting of share-based compensation awards, including without limitation, options and conditional awards.

Share options are rights to purchase shares at no cost (nil cost options) or a specified price (cost options), if applicable (the exercise price). Options typically become exercisable in one or more installments after the grant date, subject to the participant’s continued employment or service with the Company or one of its subsidiaries and, in certain instances, subject to the satisfaction of performance conditions (performance options).

The 2021 Incentive Plan allows for the grant of options as UK tax advantaged “company share options” (“CSOP”), designed in a manner intended to comply with the provisions of Schedule 4 to ITEPA and subject to specified restrictions contained in that Act.

Awards expire at the end of the day before the tenth anniversary of the grant date. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date. The following inputs were used:

	December 31,	December 31,
	2025	2024
Average share price at date of grant (£)	4.00	7.13
Expected volatility (%)	85.00%	90.00%
Dividend yield (%)	—	—
Option life (years)	3.60	2.97
Risk-free interest rate (%)	3.94%	4.43%

Expected volatility was determined by the historical volatility of the Company.

The total expense recognized by the company during the year in respect of the 2021 Incentive Plan is £9,599 thousand (2024: £7,142 thousand).

23Share-based payments (continued)

The movements in the number of employee share options during the year were as follows:

	2025	2024
	Number	Number
Outstanding, start of year	1,171,210	998,598
Granted during the year	7,254,116	397,803
Forfeited during the year	(546,886)	(96,822)
Exercised during the year	(141,621)	(128,369)
Outstanding, end of year	7,736,819	1,171,210

The number of options outstanding as at the end of the year consists of the following:

	2025	2024
	Number	Number
Nil cost options	3,818,319	1,062,415
Cost options	3,432,330	—
Performance options	377,500	—
Company Share Option Plan (CSOP) options	108,670	108,795
	7,736,819	1,171,210

The vesting of performance options is contingent on the Company achieving Certification on or before December 31, 2029.

Exercise prices ranging from £nil to £8.92 and options exercised during the year related solely to nil-cost options.

The movements in the weighted average exercise price of options during the year were as follows:

	2025	2024
	£	£
Outstanding, start of year	0.91	1.20
Granted during the year	1.41	0.40
Forfeited during the year	0.62	2.97
Exercised during the year	—	—
Outstanding, end of year	1.42	0.91

Details of share options outstanding at the end of the year were as follows:

	December 31,	December 31,
	2025	2024
Weighted average exercise price (£)	1.42	0.91
Number of share options outstanding	7,736,819	1,171,210
Expected weighted average remaining vesting period (years)	2.98	2.14

The number of options which were exercisable at December 31, 2025 was 1,727,449 (December 31, 2024: 380,763) with exercise prices ranging from £nil to £8.92. Options exercised during the year related solely to nil-cost options.

23Share-based payments (continued)

EMI Scheme

The movements in the number of EMI share options during the year were as follows:

	2025	2024
	Number	Number
Outstanding, start of year	945,429	1,170,231
Granted during the year	—	—
Forfeited during the year	(57,181)	(224,802)
Exercised during the year	(27,076)	—
Outstanding, end of year	861,172	945,429

The movements in the weighted average exercise price of share options during the year were as follows:

	2025	2024
	£	£
Outstanding, start of year	2.20	2.50
Granted during the year	—	—
Forfeited during the year	8.70	3.80
Exercised during the year	1.80	—
Outstanding, end of year	1.80	2.20

Details of share options outstanding at the end of the year are as follows:

	December 31,	December 31,
	2025	2024
Weighted average exercise price (£)	1.80	2.20
Number of share options outstanding	861,172	945,429
Expected weighted average remaining vesting period (years)	0.50	0.92

The number of options which were exercisable as at December 31, 2025 was 676,571 (2024: 635,240) with an exercise price of £1.70 (2024: exercise prices ranging from £1.84 to £11.49).

The total expense recognized by the company during the year in respect of the EMI scheme was £68 thousand (2024: £344 thousand).